UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name: Luellen H. Lockwood
Title:  CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	September 30, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	59
Form 13F Information Table Value Total:	170386



List of Other Included Managers:

No.	13F File Number	Name




                                                                   FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     1033 10236.000SH       Sole                10181.000            55.000
Energy Sector SPDR             ETF              81369Y506     3452 98826.000SH       Sole                80853.000         17973.000
NASDAQ 100 Unit Ser 1          ETF              631100104      237 6734.000 SH       Sole                 6700.000            34.000
Vanguard Small Cap Value Viper ETF              922908611      858 16360.000SH       Sole                15902.000           458.000
Vanguard Total Stock Index Vip ETF              922908769    10988 101970.000SH      Sole                88669.000         13301.000
iShares DJ US Total Market     ETF              464287846     1244 23461.000SH       Sole                22237.000          1224.000
iShares GS $ Inves Top Corp Bo ETF              464287242     2762 24718.000SH       Sole                20873.000          3845.000
iShares Lehman 7-10 Yr. T-Bond ETF              464287440    10660 124126.000SH      Sole               104759.000         19367.000
iShares Lehman Aggregate Bond  ETF              464287226     7722 75215.000SH       Sole                63385.000         11830.000
iShares MSCI Latin America     ETF              464287390     1772 26365.000SH       Sole                21456.000          4909.000
iShares MSCI South Korea       ETF              464286772     1683 67325.000SH       Sole                54946.000         12379.000
iShares Mexico                 ETF              464286822     1686 82428.000SH       Sole                67437.000         14991.000
iShares Russell 1000 Index     ETF              464287622      448 7510.000 SH       Sole                 7469.000            41.000
iShares Russell 1000 Value Ind ETF              464287598    14807 244495.000SH      Sole               204385.000         40110.000
iShares Russell 2000 Index     ETF              464287655     2403 21103.000SH       Sole                18754.000          2349.000
iShares Russell 2000 Value     ETF              464287630     3699 21544.000SH       Sole                19020.000          2524.000
iShares Russell 3000 Index     ETF              464287689     1182 18697.000SH       Sole                18174.000           523.000
iShares Russell 3000 Value Ind ETF              464287663     3408 43289.000SH       Sole                33872.000          5417.000
iShares Russell Midcap Index   ETF              464287499     8533 121708.000SH      Sole               100181.000         21527.000
iShares Russell Midcap Value   ETF              464287473     2199 22015.000SH       Sole                21509.000           506.000
iShares S&P 100 Index          ETF              464287101      215 4008.000 SH       Sole                 3986.000            22.000
iShares S&P 400 Index          ETF              464287507     2876 24203.000SH       Sole                20543.000          3660.000
iShares S&P 400 Value          ETF              464287705     6767 58708.000SH       Sole                48600.000         10108.000
iShares S&P 500 Growth Index   ETF              464287309      427 7937.000 SH       Sole                 7893.000            44.000
iShares S&P 500 Index          ETF              464287200    13922 124523.000SH      Sole               103030.000         21493.000
iShares S&P 500 Value          ETF              464287408    27018 469382.000SH      Sole               401643.000         67739.000
iShares S&P 600 Value          ETF              464287879    12281 112286.000SH      Sole                94375.000         17911.000
iShares Singapore              ETF              464286673     1624 238837.000SH      Sole               195404.000         43433.000
iShares US Energy              ETF              464287796     4314 69119.000SH       Sole                56546.000         12573.000
Adobe Systems Inc              DOM              00724F101      344 6951.000 SH       Sole                 6911.000            40.000
American Eagle Outfitters      DOM             	02553E106      365 9905.000 SH       Sole                 9847.000            58.000
Black and Decker               DOM              091797100      360 4644.000 SH       Sole                 4617.000            27.000
Carpenter Technology           DOM              144285103      349 7311.000 SH       Sole                 7269.000            42.000
ChevronTexaco Corp.            DOM              166764100      523 9745.000 SH       Sole                 9689.000            56.000
Chicago Mercantile Exchange    DOM              167760107      371 2300.000 SH       Sole                 2287.000            13.000
Cleveland Cliffs               DOM              185896107      556 6875.000 SH       Sole                 6835.000            40.000
Coach                          DOM              189754104      330 7781.000 SH       Sole                 7736.000            45.000
Cognizant Technology           DOM              192446102      357 11716.000SH       Sole                11648.000            68.000
Doral Financial                DOM              25811P100      523 12613.000SH       Sole                12540.000            73.000
Expeditors Int'l WA            DOM              302130109      357 6897.000 SH       Sole                 6857.000            40.000
Federal Express Corp           DOM              31428X106      504 5880.000 SH       Sole                 5846.000            34.000
First Bancorp                  DOM              318672102      337 6975.000 SH       Sole                 6935.000            40.000
Florida Rock                   DOM              341140101      366 7477.000 SH       Sole                 7434.000            43.000
Fording Canadian Coal Trust    DOM              345425102      526 9389.000 SH       Sole                 9335.000            54.000
General Maritime               DOM              Y2692M103      684 19650.000SH       Sole                19536.000           114.000
Holly Corporation              DOM              435758305      755 29613.000SH       Sole                29441.000           172.000
Infosys Technologies           DOM              456788108      346 6105.000 SH       Sole                 6069.000            36.000
Microsoft Incorporated         DOM              594918104     6929 250585.101SH      Sole               250337.101           248.000
Paxar Corporation              DOM              304227107      714 31467.000SH       Sole                31284.000           183.000
Perdigao SA                    DOM              71361V303      664 20820.000SH       Sole                20699.000           121.000
Pulte Homes                    DOM              745867101      342 5579.000 SH       Sole                 5547.000            32.000
Ryland Group                   DOM              783764103      356 3843.000 SH       Sole                 3821.000            22.000
Serologicals                   DOM              817523103      518 22203.000SH       Sole                22074.000           129.000
Southwestern Energy            DOM              845467109      548 13061.000SH       Sole                12985.000            76.000
Steel Dynamics                 DOM              858119100      362 9377.000 SH       Sole                 9323.000            54.000
UICI                           DOM              902737105      710 21677.000SH       Sole                21550.000           127.000
Urban Outfitters               DOM              917047102      343 9977.000 SH       Sole                 9919.000            58.000
Yahoo! Inc.                    DOM              984332106      368 10846.000SH       Sole                10783.000            63.000
Yellow Roadway                 DOM              985577105      360 7681.000 SH       Sole                 7636.000            45.000